Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Horizon Kinetics Inflation Beneficiaries ETF | Horizon Kinetics Inflation Beneficiaries ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.96%	23.34%	1.86%	2.57%
Horizon Kinetics Blockchain Development ETF | Horizon Kinetics Blockchain Development ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.10%	15.05%	24.86%
Horizon Kinetics Medical ETF | Horizon Kinetics Medical ETF Class
Prospectus [Line Items]
Annual Return [Percent]	28.45%	(4.72%)	(6.03%)	4.21%	10.59%	9.04%	16.04%	1.67%	10.71%	(8.01%)
Horizon Kinetics SPAC Active ETF | Horizon Kinetics SPAC Active ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.85%	4.26%
Horizon Kinetics Energy and Remediation ETF | Horizon Kinetics Energy and Remediation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.43%	17.54%